Subsequent Events - Additional Information (Details) - Ordinary Shares € / shares in Units, $ / shares in Units, € in Millions, $ in Millions	Oct. 16, 2023 EUR (€)	Oct. 13, 2023 USD ($) $ / shares shares	Oct. 10, 2023 shares	Oct. 02, 2023 € / shares shares	Nov. 02, 2023 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Description of no par value ordinary shares				On October 2, 2023, the Company converted its share capital, comprising of 182,721,369 ordinary shares of €1.00 each into 182,721,369 no par value ordinary shares.
Number of ordinary shares		187,825,592		182,721,369
Par value per share | € / shares				€ 1
Shares repurchased of ordinary shares			5,648,465
Number of ordinary shares issued		10,752,688
Total proceeds from IPO | $		$ 473.6
Early repayment of borrowings | €	€ 100.0
Initial public price | $ / shares		$ 46
USD Term Loan
Disclosure of non-adjusting events after reporting period [line items]
Redemption payment for term loan | $					$ 450.0